Retirement Plans (Details 6) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Accumulated And Projected Benefit Obligations
Accumulated benefit obligation	$ 2,459	$ 2,353
Projected benefit obligation	2,512	2,435	2,395
Schedule of Benefit Obligations in excess of fair value of plan assets
Accumulated benefit obligation	2,418	1,407
Fair value of plan assets	2,028	1,091
Projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets
Projected benefit obligation	2,512	2,435
Fair value of plan assets	$ 2,069	$ 2,052